EQUIPMENT (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 206,006	$ 88,758	$ 76,205
Accumulated depreciation	(141,738)	(51,029)	(41,692)
Property and equipment, net	$ 64,269	37,729	34,513
Canfield [Member]
Property and equipment, gross		139,333	151,534
Accumulated depreciation		(95,488)	(92,907)
Property and equipment, net		43,845	58,627
Office Equipment [Member]
Property and equipment, gross		2,934	2,934
Vehicles [Member]
Property and equipment, gross		70,208	70,208
Wheelchair rental pool [Member]
Property and equipment, gross		$ 66,191	$ 78,392